Consolidated Statements of Stockholders’ Equity (Unaudited) (Parentheticals) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2021 shares
Issuance of representative shares to underwriters	189,750
Public Warrants net	12,937,500
Private placement warrants net	6,675,000